Disclosure of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade receivables	$ 4,038	$ 6,353
Marketable securities	11,326	13,688
Carrying value [Domain]
Statement [Line Items]
Trade receivables	1,847	4,827
Marketable securities	11,326	13,688
Level 1 [Member]
Statement [Line Items]
Trade receivables	0	0
Marketable securities	11,326	13,688
Level 2 [Member]
Statement [Line Items]
Trade receivables	1,847	4,827
Marketable securities	$ 0	$ 0